Fair Value Measurement (Financial Instruments Measured at Fair Value) (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Carrying Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
7-day notice deposits		$ 12,728
Term deposits	103,331	101,503
Equity investment in NQ Guotai	16,402
Short-term investments		7,573
Total	119,733	121,804
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
7-day notice deposits		0
Term deposits	0	0
Equity investment in NQ Guotai	0
Short-term investments		0
Total	0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
7-day notice deposits		12,728
Term deposits	103,331	101,503
Equity investment in NQ Guotai	0
Short-term investments		7,573
Total	103,331	121,804
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
7-day notice deposits		0
Term deposits	0	0
Equity investment in NQ Guotai	16,402
Short-term investments		0
Total	$ 16,402	$ 0